S000059077 [Member] Annual Fund Operating Expenses - Nuveen ESG U.S. Aggregate Bond ETF - Nuveen ESG U.S. Aggregate Bond ETF	Jul. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.15%